UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brenner West Capital Advisors, LLC
Address: 110 East 42nd Street
         Suite 1419
         New York, NY  10017

13F File Number:  28-12905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig Nerenberg
Title:     Managing Member
Phone:     212-801-1251

Signature, Place, and Date of Signing:

     /s/ Craig Nerenberg     New York, NY/USA     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $114,135 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES INC            COM              00104Q107     9346   672386 SH       Sole                   672386        0        0
CLARUS CORP                    COM              182707109     4894   618733 SH       Sole                   618733        0        0
ENZON PHARMACEUTICALS INC      COM              293904108    11236   924016 SH       Sole                   924016        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508     2870   100000 SH  CALL Sole                   100000        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508     4344   151362 SH       Sole                   151362        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     3405    51225 SH       Sole                    51225        0        0
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    20891   333940 SH       Sole                   333940        0        0
NORDION INC                    COM              65563C105     5313   466490 SH       Sole                   466490        0        0
VIRGIN MEDIA INC               COM              92769L101     4346   159530 SH       Sole                   159530        0        0
WEB COM GROUP INC              COM              94733A104    12672  1499607 SH       Sole                  1499607        0        0
WILLIAMS COS INC DEL           COM              969457100    20023   810010 SH       Sole                   810010        0        0
WILLIS GROUP HOLDINGS PUBLIC   SHS              G96666105     8322   240310 SH       Sole                   240310        0        0
YAHOO INC                      COM              984332106     6473   389260 SH       Sole                   389260        0        0